Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

11. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

The book values and fair values of Long-term Debt as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$18,377	$19,672	$17,757	$20,907

Fair Value Measurements of Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and Securities Available for Sale, including marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS. See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2013
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$250	$-	$-	$250
Fixed Income Securities:
Mutual Funds	80	-	-	80
Equity Securities - Mutual Funds	12	11	-	23
Total Other Temporary Investments	$342	$11	$-	$353

	December 31, 2012
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$241	$-	$-	$241
Fixed Income Securities:
Mutual Funds	65	2	-	67
Equity Securities - Mutual Funds	10	6	-	16
Total Other Temporary Investments	$316	$8	$-	$324

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for our fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Proceeds from Investment Sales	$-	$-	$268
Purchases of Investments	17	2	154
Gross Realized Gains on Investment Sales	-	-	4
Gross Realized Losses on Investment Sales	-	-	-

As of December 31, 2013 and 2012, we had no Other Temporary Investments with an unrealized loss position. As of December 31, 2013, fixed income securities were primarily debt based mutual funds with short and intermediate maturities. Mutual funds may be sold and do not contain maturity dates.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2013 and December 31, 2012:

	December 31,
	2013			2012
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$19	$-	$-	$17	$-	$-
Fixed Income Securities:
United States Government	609	26	(4)	648	58	(1)
Corporate Debt	37	2	(1)	35	5	(1)
State and Local Government	255	1	-	270	1	(1)
Subtotal Fixed Income Securities	901	29	(5)	953	64	(3)
Equity Securities - Domestic	1,012	506	(82)	736	285	(77)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,932	$535	$(87)	$1,706	$349	$(80)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Proceeds from Investment Sales	$858	$988	$1,111
Purchases of Investments	910	1,045	1,167
Gross Realized Gains on Investment Sales	18	25	33
Gross Realized Losses on Investment Sales	8	9	22

The adjusted cost of fixed income securities was $872 million and $889 million as of December 31, 2013 and 2012, respectively. The adjusted cost of equity securities was $506 million and $451 million as of December 31, 2013 and 2012, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2013 was as follows:

Fair Value of
Fixed Income
Securities
(in millions)
Within 1 year	$79
1 year – 5 years	384
5 years – 10 years	188
After 10 years	250
Total	$901

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in our valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$16	$1	$-	$101	$118

Other Temporary Investments
Restricted Cash (a)	231	8	-	11	250
Fixed Income Securities:
Mutual Funds	80	-	-	-	80
Equity Securities - Mutual Funds (b)	23	-	-	-	23
Total Other Temporary Investments	334	8	-	11	353

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	22	549	142	(273)	440
Cash Flow Hedges:
Commodity Hedges (c)	-	15	-	(8)	7
Fair Value Hedges	-	1	-	3	4
De-designated Risk Management Contracts (e)	-	-	-	6	6
Total Risk Management Assets	22	565	142	(272)	457

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	8	-	-	11	19
Fixed Income Securities:
United States Government	-	609	-	-	609
Corporate Debt	-	37	-	-	37
State and Local Government	-	255	-	-	255
Subtotal Fixed Income Securities	-	901	-	-	901
Equity Securities - Domestic (b)	1,012	-	-	-	1,012
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020	901	-	11	1,932

Total Assets	$1,392	$1,475	$142	$(149)	$2,860

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$30	$475	$22	$(282)	$245
Cash Flow Hedges:
Commodity Hedges (c)	-	11	3	(8)	6
Interest Rate/Foreign Currency Hedges	-	2	-	-	2
Fair Value Hedges	-	11	-	3	14
Total Risk Management Liabilities	$30	$499	$25	$(287)	$267

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$1	$-	$272	$279

Other Temporary Investments
Restricted Cash (a)	227	5	-	9	241
Fixed Income Securities:
Mutual Funds	67	-	-	-	67
Equity Securities - Mutual Funds (b)	16	-	-	-	16
Total Other Temporary Investments	310	5	-	9	324

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	47	938	131	(599)	517
Cash Flow Hedges:
Commodity Hedges (c)	8	28	-	(12)	24
Fair Value Hedges	-	2	-	2	4
De-designated Risk Management Contracts (e)	-	-	-	14	14
Total Risk Management Assets	55	968	131	(595)	559

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	7	-	-	10	17
Fixed Income Securities:
United States Government	-	648	-	-	648
Corporate Debt	-	35	-	-	35
State and Local Government	-	270	-	-	270
Subtotal Fixed Income Securities	-	953	-	-	953
Equity Securities - Domestic (b)	736	-	-	-	736
Total Spent Nuclear Fuel and Decommissioning Trusts	743	953	-	10	1,706

Total Assets	$1,114	$1,927	$131	$(304)	$2,868

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$45	$838	$45	$(636)	$292
Cash Flow Hedges:
Commodity Hedges (c)	-	48	-	(12)	36
Interest Rate/Foreign Currency Hedges	-	37	-	-	37
Fair Value Hedges	-	2	-	2	4
Total Risk Management Liabilities	$45	$925	$45	$(646)	$369

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019; Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030; Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030. Risk management commodity contracts are substantially comprised of power contracts.

(e)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(f)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(g)       The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and $(4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives and other investments classified as Level 3 in the fair value hierarchy:

Net Risk Management
Year Ended December 31, 2013	Assets (Liabilities)
(in millions)
Balance as of December 31, 2012	$86
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(9)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	37
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(3)
Purchases, Issuances and Settlements (c)	(16)
Transfers into Level 3 (d) (e)	19
Transfers out of Level 3 (e) (f)	(4)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	7
Balance as of December 31, 2013	$117

Net Risk Management
Year Ended December 31, 2012	Assets (Liabilities)
(in millions)
Balance as of December 31, 2011	$69
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(15)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	29
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	32
Transfers into Level 3 (d) (e)	1
Transfers out of Level 3 (e) (f)	(35)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	5
Balance as of December 31, 2012	$86

Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (e)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

The following tables quantify the significant unobservable inputs used in developing the fair value of our Level 3 positions as of December 31, 2013 and 2012:

Significant Unobservable Inputs
December 31, 2013

	Fair Value		Valuation	Significant	Input/Range
	Assets	Liabilities	Technique	Unobservable Input	Low	High
	(in millions)
Energy Contracts	$132	$22	Discounted Cash Flow	Forward Market Price (a)	$11.42	$120.72
				Counterparty Credit Risk (b)	316
FTRs	10	3	Discounted Cash Flow	Forward Market Price (a)	(5.10)	10.44
Total	$142	$25

Significant Unobservable Inputs
December 31, 2012

	Fair Value		Valuation	Significant	Input/Range
	Assets	Liabilities	Technique	Unobservable Input	Low	High
	(in millions)
Energy Contracts	$124	$38	Discounted Cash Flow	Forward Market Price (a)	$9.40	$111.97
				Counterparty Credit Risk (b)	397
FTRs	7	7	Discounted Cash Flow	Forward Market Price (a)	(3.21)	14.79
Total	$131	$45

(a) Represents market prices in dollars per MWh.

(b) Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Appalachian Power Co [Member]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$4,194,357	$4,587,079	$3,702,442	$4,555,143
I&M	2,039,016	2,174,891	2,057,666	2,372,017
OPCo	2,735,175	3,007,191	3,860,440	4,560,337
PSO	999,810	1,111,149	949,871	1,175,759
SWEPCo	2,043,332	2,214,730	2,046,228	2,400,509

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013
APCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Other Cash Deposits (e)	$2,714	$-	$-	$36	$2,750

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	827	54,448	12,097	(29,616)	37,756
Cash Flow Hedges:
Commodity Hedges (a)	-	389	-	(26)	363
Total Risk Management Assets	827	54,837	12,097	(29,642)	38,119

Total Assets	$3,541	$54,837	$12,097	$(29,606)	$40,869

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$700	$49,220	$1,535	$(32,609)	$18,846
Cash Flow Hedges:
Commodity Hedges (a)	-	313	-	(26)	287
Total Risk Management Liabilities	$700	$49,533	$1,535	$(32,635)	$19,133

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
APCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$4,161	$166,916	$17,058	$(123,117)	$65,018
Cash Flow Hedges:
Commodity Hedges (a)	-	498	-	(196)	302
Total Risk Management Assets	$4,161	$167,414	$17,058	$(123,313)	$65,320

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$1,959	$158,665	$6,079	$(132,884)	$33,819
Cash Flow Hedges:
Commodity Hedges (a)	-	1,551	-	(196)	1,355
Total Risk Management Liabilities	$1,959	$160,216	$6,079	$(133,080)	$35,174

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(e)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	328	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	481	390	765	-	-
Transfers into Level 3 (d) (e)	1,340	911	1,874	-	-
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	-	-
Transfer of OPCo Generation to Parent	-	-	(12,051)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	2,255	1,425	2,920	-	-
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$-	$-

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2013 and 2012

Significant Unobservable Inputs
December 31, 2013
APCo
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$9,359	$960	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	2,738	575	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$12,097	$1,535

Significant Unobservable Inputs
December 31, 2012
APCo
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$15,310	$3,920	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	1,748	2,159	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$17,058	$6,079

(a)       Represents market prices in dollars per MWh.

Indiana Michigan Power Co [Member]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$4,194,357	$4,587,079	$3,702,442	$4,555,143
I&M	2,039,016	2,174,891	2,057,666	2,372,017
OPCo	2,735,175	3,007,191	3,860,440	4,560,337
PSO	999,810	1,111,149	949,871	1,175,759
SWEPCo	2,043,332	2,214,730	2,046,228	2,400,509

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2013 and 2012:

	December 31,
	2013			2012
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in thousands)
Cash and Cash Equivalents	$18,804	$-	$-	$16,783	$-	$-
Fixed Income Securities:
United States Government	608,875	26,114	(3,824)	647,918	58,268	(747)
Corporate Debt	36,782	2,450	(1,123)	35,399	4,903	(1,352)
State and Local Government	254,638	748	(370)	270,090	1,006	(863)
Subtotal Fixed Income Securities	900,295	29,312	(5,317)	953,407	64,177	(2,962)
Equity Securities - Domestic	1,012,511	505,538	(81,677)	735,582	284,599	(76,557)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,931,610	$534,850	$(86,994)	$1,705,772	$348,776	$(79,519)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Proceeds from Investment Sales	$858,406	$987,550	$1,110,909
Purchases of Investments	909,998	1,045,422	1,166,690
Gross Realized Gains on Investment Sales	18,326	24,605	33,382
Gross Realized Losses on Investment Sales	8,108	8,881	22,159

The adjusted cost of fixed income securities was $872 million and $889 million as of December 31, 2013 and 2012, respectively. The adjusted cost of equity securities was $506 million and $451 million as of December 31, 2013 and 2012, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2013 was as follows:

Fair Value of
Fixed Income
Securities

(in thousands)
Within 1 year	$79,100
1 year – 5 years	383,623
5 years – 10 years	187,800
After 10 years	249,772
Total	$900,295

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013
I&M
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$561	$38,667	$8,205	$(20,766)	$26,667
Cash Flow Hedges:
Commodity Hedges (a)	-	234	-	(18)	216
Total Risk Management Assets	561	38,901	8,205	(20,784)	26,883

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (c)	8,082	-	-	10,722	18,804
Fixed Income Securities:
United States Government	-	608,875	-	-	608,875
Corporate Debt	-	36,782	-	-	36,782
State and Local Government	-	254,638	-	-	254,638
Subtotal Fixed Income Securities	-	900,295	-	-	900,295
Equity Securities - Domestic (d)	1,012,511	-	-	-	1,012,511
Total Spent Nuclear Fuel and Decommissioning Trusts	1,020,593	900,295	-	10,722	1,931,610

Total Assets	$1,021,154	$939,196	$8,205	$(10,062)	$1,958,493

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$475	$35,061	$1,041	$(22,796)	$13,781
Cash Flow Hedges:
Commodity Hedges (a)	-	212	-	(18)	194
Total Risk Management Liabilities	$475	$35,273	$1,041	$(22,814)	$13,975

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2012
I&M
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$2,858	$120,242	$11,717	$(84,474)	$50,343
Cash Flow Hedges:
Commodity Hedges (a)	-	330	-	(130)	200
Total Risk Management Assets	2,858	120,572	11,717	(84,604)	50,543

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (c)	6,508	-	-	10,275	16,783
Fixed Income Securities:
United States Government	-	647,918	-	-	647,918
Corporate Debt	-	35,399	-	-	35,399
State and Local Government	-	270,090	-	-	270,090
Subtotal Fixed Income Securities	-	953,407	-	-	953,407
Equity Securities - Domestic (d)	735,582	-	-	-	735,582
Total Spent Nuclear Fuel and Decommissioning Trusts	742,090	953,407	-	10,275	1,705,772

Total Assets	$744,948	$1,073,979	$11,717	$(74,329)	$1,756,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$1,346	$110,621	$4,176	$(91,183)	$24,960
Cash Flow Hedges:
Commodity Hedges (a)	-	1,061	-	(130)	931
Interest Rate/Foreign Currency Hedges	-	19,524	-	-	19,524
Total Risk Management Liabilities	$1,346	$131,206	$4,176	$(91,313)	$45,415

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(e)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	328	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	481	390	765	-	-
Transfers into Level 3 (d) (e)	1,340	911	1,874	-	-
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	-	-
Transfer of OPCo Generation to Parent	-	-	(12,051)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	2,255	1,425	2,920	-	-
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$-	$-

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2013 and 2012

Significant Unobservable Inputs
December 31, 2013
I&M
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$6,348	$651	Discounted Cash Flow	Forward Market Price	$13.04	$80.50
FTRs	1,857	390	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$8,205	$1,041

Significant Unobservable Inputs
December 31, 2012
I&M
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$10,516	$2,693	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	1,201	1,483	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$11,717	$4,176

(a)       Represents market prices in dollars per MWh.

Ohio Power Co [Member]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$4,194,357	$4,587,079	$3,702,442	$4,555,143
I&M	2,039,016	2,174,891	2,057,666	2,372,017
OPCo	2,735,175	3,007,191	3,860,440	4,560,337
PSO	999,810	1,111,149	949,871	1,175,759
SWEPCo	2,043,332	2,214,730	2,046,228	2,400,509

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013
OPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Other Cash Deposits (e)	$19,387	$-	$-	$12	$19,399

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	-	-	3,269	(349)	2,920
Cash Flow Hedges:
Commodity Hedges (a)	-	162	-	-	162
Total Risk Management Assets	-	162	3,269	(349)	3,082

Total Assets	$19,387	$162	$3,269	$(337)	$22,481

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$-	$349	$(349)	$-
Cash Flow Hedges:
Commodity Hedges (a)	-	-	-	-	-
Total Risk Management Liabilities	$-	$-	$349	$(349)	$-

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
OPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Other Cash Deposits (e)	$-	$26	$-	$39	$65

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	5,848	238,254	23,973	(175,890)	92,185
Cash Flow Hedges:
Commodity Hedges (a)	-	688	-	(272)	416
Total Risk Management Assets	5,848	238,942	23,973	(176,162)	92,601

Total Assets	$5,848	$238,968	$23,973	$(176,123)	$92,666

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$2,753	$226,536	$8,544	$(189,616)	$48,217
Cash Flow Hedges:
Commodity Hedges (a)	-	2,175	-	(272)	1,903
Total Risk Management Liabilities	$2,753	$228,711	$8,544	$(189,888)	$50,120

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(e)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	328	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	481	390	765	-	-
Transfers into Level 3 (d) (e)	1,340	911	1,874	-	-
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	-	-
Transfer of OPCo Generation to Parent	-	-	(12,051)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	2,255	1,425	2,920	-	-
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$-	$-

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2013 and 2012

Significant Unobservable Inputs
December 31, 2013
OPCo
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$-	$-	Discounted Cash Flow	Forward Market Price	$-	$-
FTRs	3,269	349	Discounted Cash Flow	Forward Market Price	(5.10)	10.44
Total	$3,269	$349

Significant Unobservable Inputs
December 31, 2012
OPCo
	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$21,516	$5,510	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	2,457	3,034	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$23,973	$8,544

(a)       Represents market prices in dollars per MWh.

Public Service Co of Oklahoma [Member]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$4,194,357	$4,587,079	$3,702,442	$4,555,143
I&M	2,039,016	2,174,891	2,057,666	2,372,017
OPCo	2,735,175	3,007,191	3,860,440	4,560,337
PSO	999,810	1,111,149	949,871	1,175,759
SWEPCo	2,043,332	2,214,730	2,046,228	2,400,509

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$-	$1,078	$-	$5	$1,083
Cash Flow Hedges:
Commodity Hedges (a)	-	84	-	-	84
Total Risk Management Assets	$-	$1,162	$-	$5	$1,167

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$81	$-	$4	$85
Cash Flow Hedges:
Commodity Hedges (a)	-	-	-	-	-
Total Risk Management Liabilities	$-	$81	$-	$4	$85

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$-	$1,657	$-	$(1,142)	$515
Cash Flow Hedges:
Commodity Hedges (a)	-	42	-	(17)	25
Total Risk Management Assets	$-	$1,699	$-	$(1,159)	$540

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$7,021	$-	$(1,142)	$5,879
Cash Flow Hedges:
Commodity Hedges (a)	-	17	-	(17)	-
Total Risk Management Liabilities	$-	$7,038	$-	$(1,159)	$5,879

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(e)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	328	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	481	390	765	-	-
Transfers into Level 3 (d) (e)	1,340	911	1,874	-	-
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	-	-
Transfer of OPCo Generation to Parent	-	-	(12,051)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	2,255	1,425	2,920	-	-
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$-	$-

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Southwestern Electric Power Co [Member]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2013 and 2012 are summarized in the following table:

	December 31,
	2013		2012
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$4,194,357	$4,587,079	$3,702,442	$4,555,143
I&M	2,039,016	2,174,891	2,057,666	2,372,017
OPCo	2,735,175	3,007,191	3,860,440	4,560,337
PSO	999,810	1,111,149	949,871	1,175,759
SWEPCo	2,043,332	2,214,730	2,046,228	2,400,509

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2013
SWEPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Cash and Cash Equivalents (e)	$15,871	$-	$-	$1,370	$17,241

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	-	1,233	-	(151)	1,082
Cash Flow Hedges:
Commodity Hedges (a)	-	97	-	-	97
Total Risk Management Assets	-	1,330	-	(151)	1,179

Total Assets	$15,871	$1,330	$-	$1,219	$18,420

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$154	$-	$(154)	$-
Cash Flow Hedges:
Commodity Hedges (a)	-	-	-	-	-
Total Risk Management Liabilities	$-	$154	$-	$(154)	$-

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
SWEPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$-	$2,804	$-	$(2,133)	$671
Cash Flow Hedges:
Commodity Hedges (a)	-	41	-	(17)	24
Total Risk Management Assets	$-	$2,845	$-	$(2,150)	$695

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$3,261	$-	$(2,133)	$1,128
Cash Flow Hedges:
Commodity Hedges (a)	-	17	-	(17)	-
Total Risk Management Liabilities	$-	$3,278	$-	$(2,150)	$1,128

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(e)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2013, 2012 and 2011.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(3,568)	(2,466)	(5,042)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	328	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	481	390	765	-	-
Transfers into Level 3 (d) (e)	1,340	911	1,874	-	-
Transfers out of Level 3 (e) (f)	(925)	(637)	(1,303)	-	-
Transfer of OPCo Generation to Parent	-	-	(12,051)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	2,255	1,425	2,920	-	-
Balance as of December 31, 2013	$10,562	$7,164	$2,920	$-	$-

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.